Business Combinations - Summary of Business Divestments Transactions (Detail) - Divestments 2017-2019 [member]	12 Months Ended
Dec. 31, 2019
MediaKind [member]
Disclosure Of Business Divestitures [Line Items]
Divestments, Company	MediaKind
Divestments, Description	A divestment of its MediaKind business.
Business Divestments, transaction date	Feb 2019
Ericsson Local Services AB [member]
Disclosure Of Business Divestitures [Line Items]
Divestments, Company	Ericsson Local Services AB (LSS)
Divestments, Description	A divestment of the Local Services company in Sweden.
Business Divestments, transaction date	Aug 2018
Excellence Field Factory [member]
Disclosure Of Business Divestitures [Line Items]
Divestments, Company	Excellence Field Factory
Divestments, Description	A divestment of the Spanish fiber service operations.
Business Divestments, transaction date	Jun 2018
Power Modules [member]
Disclosure Of Business Divestitures [Line Items]
Divestments, Company	Power Modules
Divestments, Description	A divestment of the power modules business.
Business Divestments, transaction date	Sep 2017